Segment Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Revenue from External Customer [Line Items]
Net Sales	$ 1,662,600	$ 2,328,526
Cost of Sales	144,683	420,273
Gross Profit	1,517,917	1,908,253
Sales Of Health Care Supplement [Member]
Revenue from External Customer [Line Items]
Net Sales	1,489,053	1,799,074
Cost of Sales	144,683	158,563
Gross Profit	1,344,370	1,640,511
Technical Supporting Services [Member]
Revenue from External Customer [Line Items]
Net Sales	173,547	529,452
Cost of Sales	0	261,710
Gross Profit	$ 173,547	$ 267,742